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                                                      OPPENHEIMERFUNDS
Patricia C. Foster                                    OppenheimerFunds, Inc.
Vice President                                        Rochester Division
and Assistant Counsel                                 350 Linden Oaks
                                                      Rochester, NY 14625-2807
                                                      Tel 716 383-1300


                                                      April 16, 1998



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

        RE: Oppenheimer Money Market Fund, Inc. ("Registrant")
            Reg No.  2-49887
            File No.  811-2454

To the Securities and Exchange Commission:

      An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. This filing includes supplements dated April 15, 1998 to the Registrant's Prospectus and Statement of Additional Information, respectively, dated November 26, 1997.

      If there are any questions, please me.

                                                      Sincerely,


                                                      /s/ Patricia C. Foster
                                                      ------------------------
                                                      Patricia C. Foster
                                                      Vice President
                                                      and Assistant  Counsel
                                                      (800) 552-1149

cc:   KPMG Peat Marwick, LLP
      Gordon Altman Butowsky Weitzen Shalov & Wein
      Gloria LaFond
      Grace Loffredo

                  OPPENHEIMER MONEY MARKET FUND, INC.
                 SUPPLEMENT DATED APRIL 15, 1998 TO THE
                   PROSPECTUS DATED NOVEMBER 26, 1997

The Prospectus is changed as follows:

1. The Fund's address as shown on the back cover page of the Prospectus (Two World Trade Center, New York, New York 10048-0203) is deleted and replaced with the correct address of 6803 South Tucson Way, Englewood, Colorado 80112.





April 15, 1998                                                PS0200.004

                  OPPENHEIMER MONEY MARKET FUND, INC.
                 SUPPLEMENT DATED APRIL 15, 1998 TO THE
      STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 26, 1997

The Statement of Additional Information is amended as follows:

1. The Fund's address as shown on the front and back cover pages of the Statement of Additional Information (Two World Trade Center, New York, New York 10048-0203) is deleted and replaced with the correct address of 6803 South Tucson Way, Englewood, Colorado 80112.


April 15, 1998                                                PX0200.002